FRANKLIN ZERO COUPON FUNDS
             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                        SUPPLEMENT DATED AUGUST 15, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

The date period for the "Average Annual Total Return" table on page FZ-3 of the prospectus for Class 1, of the Franklin Zero Coupon Funds, is changed to December 31, 2002.


               Please keep this supplement for future reference.
                                                                       FZ P 803




                            FRANKLIN SMALL CAP FUND
             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED AUGUST 15, 2003
                      TO THE PROSPECTUS DATED MAY 1, 2003

The prospectus is amended as follows:

1. In the performance chart on page FSC-3 of Class 2, the annual total return for the year 1998 is replaced with -0.98%.

2. The MANAGEMENT section on page FSC-5 is replaced with the following:

MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo CA 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM The team responsible for managing the Fund is:

MICHAEL MCCARTHY, CFA
SENIOR VICE PRESIDENT, ADVISERS

Mr. McCarthy has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1992.

EDWARD B. JAMIESON
EXECUTIVE VICE PRESIDENT, ADVISERS

Mr. Jamieson has been a manager of the Fund since its inception, and has been with Franklin Templeton Investments since 1987.

AIDAN O'CONNELL
VICE PRESIDENT, ADVISERS

Mr. O'Connell has been a manager of the Fund since 1998, and has been with Franklin Templeton Investments since 1998.

The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2002, the management fee, before any reduction, was 0.53% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.48% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.

3. In the FINANCIAL HIGHLIGHTS on page FSC-6, the rate of expenses to average net assets for the year 2002 is replaced with 1.04%.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.
                                                                      FSC P 803